Equity Transaction with Non-controlling Interests - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	May 31, 2020 CNY (¥)	Dec. 31, 2021 TWD ($) shares	Sep. 30, 2020 $ / shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 TWD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 01, 2021 TWD ($)	Sep. 30, 2021 TWD ($) shares	Dec. 31, 2020 TWD ($)	Sep. 01, 2020 TWD ($) shares
USI Enterprise Limited ("USIE") [member]
Increase (decrease) in capital surplus | $		$ 2,093,787		$ 2,093,787					$ 47,171		$ 2,760,175	$ 780,533
Number of shares approved for repurchase | shares		9,137		9,137								10,308
Shares repurchase price per share | $ / shares			$ 19.47	$ 17.2
USI Enterprise Limited ("USIE") [member] | Bottom of range [member]
Percentage of increase in shareholdings		95.85%	95.00%
USI Enterprise Limited ("USIE") [member] | Top of range [member]
Percentage of increase in shareholdings		100.00%	99.62%
USISH [Member]
Increase (decrease) in capital surplus		$ 436,927		$ 436,927	$ 211,184	$ 6,872	$ 8,963	$ 292		$ 11,277
Number of shares approved for repurchase | shares							9,356	9,356		16,042
USIPL [Member]
Increase (decrease) in capital surplus | $											$ 13,502
Amount of shareholdings | ¥	¥ 24,500
Percentage of shareholdings	40.00%
USIPL [Member] | Bottom of range [member]
Percentage of increase in ownership	60.00%
USIPL [Member] | Top of range [member]
Percentage of increase in ownership	100.00%